Property, Plant and Equipment (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 1,804,671	$ 1,670,319
Accumulated Depreciation	807,824	719,387
Net Book Value	996,847	950,932
Land
Property, Plant and Equipment [Line Items]
Cost	10,423	8,475
Net Book Value	10,423	8,475
Buildings
Property, Plant and Equipment [Line Items]
Cost	34,388	32,083
Accumulated Depreciation	5,115	4,456
Net Book Value	29,273	27,627
Field equipment
Property, Plant and Equipment [Line Items]
Cost	1,522,694	1,437,343
Accumulated Depreciation	718,592	639,282
Net Book Value	804,102	798,061
Vehicles
Property, Plant and Equipment [Line Items]
Cost	124,184	128,098
Accumulated Depreciation	64,227	57,930
Net Book Value	59,957	70,168
Office furniture and computers
Property, Plant and Equipment [Line Items]
Cost	19,940	17,938
Accumulated Depreciation	12,578	11,712
Net Book Value	7,362	6,226
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	21,469	22,503
Accumulated Depreciation	7,312	6,007
Net Book Value	14,157	16,496
Construction in Progress
Property, Plant and Equipment [Line Items]
Cost	71,573	23,879
Net Book Value	$ 71,573	$ 23,879